Provisions for expected credit losses/impairment charges (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2019
AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	$ (864,584)
Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the beginning of the period	(3,053)	$ (4,044)
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the beginning of the period	3,053	4,033
Net changes in provisions		403
Write-offs		(499)
Exchange rate and other adjustments		48
Balance at the end of the period	3,985	3,985
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		980
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Collectively assessed
Provisions for expected credit losses
Balance at the beginning of the period	2,631
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Collectively assessed | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		(2,631)
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Individually assessed
Provisions for expected credit losses
Balance at the beginning of the period	422
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Individually assessed | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		(422)
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the beginning of the period		877
Net changes in provisions		34
Exchange rate and other adjustments		5
Balance at the end of the period	916	916
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1 | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		877
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the beginning of the period		1,884
Net changes in provisions		(182)
Exchange rate and other adjustments		9
Balance at the end of the period	1,711	1,711
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2 | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		1,884
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the beginning of the period		850
Net changes in provisions		457
Write-offs		(418)
Exchange rate and other adjustments		36
Balance at the end of the period	925	925
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		850
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed
Provisions for expected credit losses
Balance at the beginning of the period		422
Net changes in provisions		94
Write-offs		(81)
Exchange rate and other adjustments		(2)
Balance at the end of the period	433	433
Loans and credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed | Restatement for adoption of AASB 9 or AASB 15 | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period		422
Loans and credit commitments | Housing | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the end of the period	1,048	1,048
Loans and credit commitments | Housing | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the end of the period	154	154
Loans and credit commitments | Housing | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the end of the period	324	324
Loans and credit commitments | Housing | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the end of the period	465	465
Loans and credit commitments | Housing | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed
Provisions for expected credit losses
Balance at the end of the period	105	105
Loans and credit commitments | Personal | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the end of the period	1,045	1,045
Loans and credit commitments | Personal | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the end of the period	256	256
Loans and credit commitments | Personal | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the end of the period	535	535
Loans and credit commitments | Personal | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the end of the period	254	254
Loans and credit commitments | Business | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the end of the period	1,892	1,892
Loans and credit commitments | Business | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the end of the period	506	506
Loans and credit commitments | Business | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the end of the period	852	852
Loans and credit commitments | Business | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the end of the period	206	206
Loans and credit commitments | Business | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed
Provisions for expected credit losses
Balance at the end of the period	328	328
Loans | AASB 9
Provisions for expected credit losses
Balance at the beginning of the period	(709,690)
Loans | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the beginning of the period	(2,814)	(3,696)
Balance at the end of the period	3,637	3,637
Loans | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the end of the period	762	762
Loans | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the end of the period	1,525	1,525
Loans | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3
Provisions for expected credit losses
Balance at the end of the period	1,358	1,358
Loans | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the end of the period	921	921
Loans | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed
Provisions for expected credit losses
Balance at the end of the period	429	429
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges
Provisions for expected credit losses
Balance at the beginning of the period	(239)	(337)
Balance at the end of the period	348	348
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 1
Provisions for expected credit losses
Balance at the end of the period	154	154
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Performing - Stage 2
Provisions for expected credit losses
Balance at the end of the period	186	186
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Collectively assessed
Provisions for expected credit losses
Balance at the end of the period	4	4
Credit commitments | Provisions for expected credit losses/Provisions for impairment charges | Non-performing - Stage 3 | Individually assessed
Provisions for expected credit losses
Balance at the end of the period	$ 4	$ 4